PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Rates (Details)	Dec. 31, 2021	Dec. 31, 2020
North America
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	5.10%
North America | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate		6.20%
North America | Contracted | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	3.80%	3.80%
North America | Contracted | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	4.30%	4.50%
North America | Uncontracted | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	4.80%	5.10%
North America | Uncontracted | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.60%	6.00%
Colombia
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	8.00%	8.90%
Colombia | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.90%	8.10%
Colombia | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.20%	9.40%
Brazil | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.20%	7.30%
Brazil | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	8.50%	8.60%
Europe | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	3.90%	3.60%
Europe | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	3.90%	3.60%